INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The components of the investment in the sales-type lease are summarized as follows:

(in thousands of $)	2019	2018
Net minimum lease payments receivable	157	11,651
Estimated residual values of leased property (unguaranteed)	10,822	10,821
Less: finance lease interest income	—	(690)
Total investment in sales-type lease	10,979	21,782
Current portion	157	10,803
Long-term portion	10,822	10,979
	10,979	21,782

Minimum future gross revenues under non-cancellable sales-type leases	The minimum future gross revenues to be received under the sales-type lease as of December 31, 2019 are as follows:

(in thousands of $)
2020	157
2021	—
2022	—
2023	—
2024	—
Thereafter	—
157